INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries
The following table presents the partnership’s material subsidiaries as of December 31, 2021 and 2020:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Subsidiary of the partnership
Brookfield Property L.P.(1)	Bermuda	36%	49%	100%	100%
Holding entities of the Operating Partnership
BPY Bermuda IV Holdings L.P.	Delaware	100%	100%	100%	100%
Brookfield BPY Retail Holdings II Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings II Limited	Bermuda	100%	100%	100%	100%
Brookfield BPY Holdings Inc.	Ontario	100%	100%	100%	100%
BPY Bermuda Holdings IV Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings IA Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings V Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VI Limited	Bermuda	100%	100%	100%	100%
BPY Bermuda Holdings VII Limited	Bermuda	100%	100%	100%	100%
Real estate subsidiaries of the holding entities
Brookfield Office Properties Inc. (“BPO”)	Canada	100%	100%	100%	100%
Brookfield BPY Holdings (Australia) ULC(2)	Canada	100%	100%	100%	100%
BPR Retail Holdings LLC(3)	United States	100%	100%	100%	96%
BSREP CARS Sub-Pooling LLC(4)	United States	26%	26%	—%	—%
Center Parcs UK(4)	United Kingdom	27%	27%	—%	—%
BSREP II Aries Pooling LLC(4)	United States	26%	26%	—%	—%
BSREP India Office Holdings Pte. Ltd.(4)	United States	33%	33%	—%	—%
BSREP II Retail Upper Pooling LLC(4)	United States	50%	50%	33%	33%
BSREP II Korea Office Holdings Pte. Ltd.(4)	South Korea	22%	22%	—%	—%
BSREP II PBSA Ltd.(4)	Bermuda	25%	25%	—%	—%
BSREP II MH Holdings LLC(4)	United States	26%	26%	—%	—%
(1)BPY holds all managing general partner units of the Operating Partnership and therefore has the power to direct the relevant activities and affairs of the Operating Partnership. The managing general partner units represent 36% and 49% of the total number of the Operating Partnership’s units at December 31, 2021 and 2020, respectively.
(2)This entity holds certain Australian properties not held through BPO.
(3)The partnership controls BPYU as it held 100% of the voting stock of BPYU through its 100% ownership of the BPYU Class B and Class C shares.
(4)The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
BPO(1)	Canada	—%	—%	$5,020	$4,758
BPY Subsidiary Holding Entities(2)	Bermuda/Canada	—%	—%	3,871	717
BPR Retail Holdings LLC(3)	United States	—%	—%	1,274	1,537
BSREP II PBSA Ltd.(4)	Bermuda	75%	75%	1,190	961
BSREP II Korea Office Holdings Pte. Ltd.(4)	South Korea	78%	78%	936	627
BSREP II MH Holdings LLC(4)	United States	74%	74%	932	998
Center Parcs UK(4)	United Kingdom	73%	73%	799	550
BSREP CARS Sub-Pooling LLC(4)	United States	74%	74%	588	889
BSREP II WS Hotel Holding LLC(4)	United States	74%	74%	544	232
Brookfield Fairfield Multifamily Value Add Fund III (4)	United States	70%	70%	383	423
BSREP II Retail Upper Pooling LLC(4)	United States	50%	50%	383	423
BSREP II Aries Pooling LLC(4)	United States	74%	74%	376	425
Hospitality Investors Trust Inc.(4)	United States	74%	74%	376	330
Brookfield India Real Estate Trust(4)(5)	India	82%	—%	280	—
Other	Various	33% - 77%	33% - 76%	2,754	2,817
Total				$19,706	$15,687
(1)    Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)     Includes non-controlling interests in various corporate entities of the partnership
(3)    Includes non-controlling interests in BPYU subsidiaries.
(4)    Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.
(5)    In the first quarter of 2021, Brookfield Strategic Real Estate Partners I (“BSREP I”) and Brookfield Strategic Real Estate Partners II (“BSREP II”) co-sponsored the launch of the Brookfield India Real Estate Trust (“India REIT”) initial public offering. The India REIT was seeded with three assets from an investment in BSREP I and an asset from an investment in BSREP II. BSREP I and BSREP II have an approximate 54% controlling interest in the India REIT. The partnership continues to consolidate its investment in the assets seeded into the India REIT, as the partnership retains a controlling interest via its investment in BSREP I and BSREP II.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2021
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	$7,168	$40,341	$9,664	$16,648	$5,232	$15,965
BPY Subsidiary Holding Entities	3,991	3,120	6,242	13,647	4,249	(17,027)
BPR Retail Holdings LLC	1,051	29,534	3,023	11,333	1,274	14,955
BSREP II PBSA Ltd.	62	3,562	1,378	651	1,190	405
BSREP II Korea Office Holdings Pte. Ltd.	3,972	—	83	2,683	936	270
BSREP II MH Holdings LLC	86	3,843	11	2,688	932	298
Center Parcs UK	338	4,701	350	3,586	799	304
BSREP CARS Sub-Pooling LLC	3,857	—	3,064	—	588	205
BSREP II WS Hotel Holding LLC	1,458	—	746	—	544	168
Brookfield Fairfield Multifamily Value Add Fund III	430	1,004	649	240	383	162
BSREP II Retail Upper Pooling LLC	394	1817	552	887	383	389
BSREP II Aries Pooling LLC	229	662	459	—	376	56
Hospitality Investors Trust Inc.	149	1,698	1,333	11	376	127
Brookfield India Real Estate Trust	38	1,482	52	1,072	280	116
Total	$23,223	$91,764	$27,606	$53,446	$17,542	$16,393

	Dec. 31, 2020
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
BPO	$1,886	$43,269	$6,877	$17,248	$4,929	$16,101
BPR Retail Holdings LLC	1,044	30,424	4,738	12,752	1,537	12,441
BSREP II MH Holdings LLC	72	2,797	50	1,502	998	319
BSREP II PBSA Ltd.	60	3,001	1,326	446	961	328
BSREP CARS Sub-Pooling LLC	245	3,774	454	2,363	889	313
BSREP II Korea Office Holdings Pte. Ltd.	100	3,518	56	2,755	627	180
Center Parcs UK	123	4,577	450	3,493	550	207
BSREP II Aries Pooling LLC	162	1,397	405	585	425	144
BSREP II Retail Upper Pooling LLC	216	2,331	684	1,011	423	429
BSREP India Office Holdings Pte. Ltd.	28	2,280	201	1,627	323	157
Total	$3,936	$97,368	$15,241	$43,782	$11,662	$30,619

	Year ended Dec. 31, 2021
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,151	$264	$257	$79	$494	$482
BPY Subsidiary Holding Entities	444	(7)	(11)	389	(122)	(48)
BPR Retail Holdings LLC	1,511	(22)	(22)	10	(126)	(101)
BSREP II PBSA Ltd.	160	204	191	—	69	51
BSREP II Korea Office Holdings Pte. Ltd.	211	364	304	—	105	28
BSREP II MH Holdings LLC	266	572	572	675	183	183
Center Parcs UK	546	(52)	26	—	(20)	108
BSREP CARS Sub-Pooling LLC	255	63	63	100	21	21
BSREP II WS Hotel Holding LLC	209	20	361	56	7	465
Brookfield Fairfield Multifamily Value Add Fund III	404	246	246	346	107	107
BSREP II Retail Upper Pooling LLC	199	(48)	(48)	—	(50)	(50)
BSREP II Aries Pooling LLC	95	255	255	142	87	87
Hospitality Investors Trust Inc.	230	(17)	12	10	(6)	32
Brookfield India Real Estate Trust	99	14	8	19	5	(5)
Total	$6,780	$1,856	$2,214	$1,826	$754	$1,360

	Year ended Dec. 31, 2020
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,079	$142	$152	$69	$(37)	$7
BPR Retail Holdings LLC	1,612	(211)	(214)	16	(1,974)	(1,999)
BSREP II MH Holdings LLC	252	281	281	11	90	90
BSREP II PBSA Ltd.	129	63	99	8	21	33
BSREP II CARS Sub-Pooling LLC	293	103	101	32	36	35
Center Parcs UK	189	128	174	5	37	50
BSREP II Aries Pooling LLC	284	(137)	(112)	—	(52)	(62)
BSREP II Retail Upper Pooling LLC	146	75	75	100	26	26
BSREP II Korea Office Holdings Pte. Ltd.	268	(187)	(187)	—	(177)	(177)
BSREP India Office Holdings Pte. Ltd.	176	(54)	(64)	11	(26)	(31)
Total	$5,428	$203	$305	$252	$(2,056)	$(2,028)

	Year ended Dec. 31, 2019
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net income (loss)	Total compre-hensive income
BPO	$2,149	$318	$306	$77	$757	$808
BPR Retail Holdings LLC	1,592	66	67	122	652	657
BSREP CARS Sub-Pooling LLC	317	67	62	48	23	21
BSREP II PBSA Ltd.	148	144	173	85	49	59
BSREP II MH Holdings LLC	239	62	62	—	20	20
Center Parcs UK	658	47	139	320	17	51
BSREP II Aries Pooling LLC	256	75	74	33	26	26
BSREP II Retail Upper Pooling LLC	298	(121)	(121)	2	(116)	(116)
BSREP II Korea Office Holdings Pte. Ltd.	219	52	26	131	15	7
BSREP India Office Holdings Pte. Ltd.	187	144	129	181	70	62
BSREP UA Holdings LLC	115	(96)	(96)	222	(43)	(43)
Total	$6,178	$758	$821	$1,221	$1,470	$1,552